UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, June 30, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 94.6%
California 91.6%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc.,
California Mortgage Insured, 6.65%, 10/01/22	$430,000	$431,797
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%,
4/01/39	5,500,000	5,518,205
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,958,492
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	11,109,100
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39.	17,500,000	20,391,875
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29	9,050,000	10,314,647
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	9,915,845
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.30%, 10/01/21	160,000	160,514
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	13,328,000
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	26,366,862
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/22	81,685,000	86,415,378
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/23	70,015,000	74,069,569
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.40%, 10/01/24	43,770,000	46,358,558
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.45%, 10/01/25	32,960,000	34,929,690
second sub. lien, Refunding, Series B, 5.00%, 10/01/34	10,000,000	12,336,700
second sub. lien, Refunding, Series B, 5.00%, 10/01/35	12,500,000	15,369,875
second sub. lien, Refunding, Series B, 5.00%, 10/01/36	7,500,000	9,191,475
second sub. lien, Refunding, Series B, 5.00%, 10/01/37	5,500,000	6,729,250
Alameda County COP,
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/23	19,195,000	19,247,786
Alameda County Medical Center Project, NATL Insured, ETM, 5.30%, 6/01/26	7,000,000	7,019,950
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/28	8,925,000	8,947,937
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	21,924,720
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.,
8/01/36	15,000,000	8,003,550
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.
to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	43,097,550
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,525,124
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	23,348,200
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/24	26,855,000	22,649,507
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/26	29,430,000	23,285,310
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/27	22,860,000	17,442,409
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/28	14,425,000	10,678,395
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/29	24,810,000	17,731,955
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/32	13,665,000	8,776,483
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/33	37,070,000	22,930,761
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/34	24,970,000	14,858,898

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue, (continued)
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 3/01/37	$15,080,000	$8,119,826
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	6,848,030
Antelope Valley Community College District GO,
Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/39	14,900,000	15,647,235
Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	19,680,000	24,169,008
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	9,524,704
Bakersfield City School District GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/31	8,390,000	8,693,382
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	2,250,000	2,259,720
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/36	11,410,000	3,768,723
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48.	25,000,000	3,596,250
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53.	60,000,000	5,832,000
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	88,035,614
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	19,527,480
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	57,785,528
San Francisco Bay Area, Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	83,382,750
San Francisco Bay Area, Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000	42,472,780
San Francisco Bay Area, Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000	32,076,199
San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	38,614,950
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,201,650
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, Pre-
Refunded, 5.00%, 8/01/32	10,000,000	10,474,900
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,503,675
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	11,686,678
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	20,050,223
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,798,451
California Health Facilities Financing Authority Revenue,
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	815,000	818,431
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,532,300
California HFAR, Home Mortgage, Series K, 4.75%, 8/01/36	4,145,000	4,157,850
California Infrastructure and Economic Development Bank Revenue,
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/33	5,000,000	6,802,300
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	69,320,226
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	12,011,500
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	5,981,014
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	5,583,407
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	3,025,316
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,853,577
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,925,610

|2

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue, (continued)
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	$7,615,000	$4,748,638
Pepperdine University, Refunding, 5.00%, 10/01/49.	13,060,000	16,055,833
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26.	5,150,000	3,626,785
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	18,747,555
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	38,129,894
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	40,705,000	61,909,456
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	21,947,020
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	139,365,482
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,064,660
Refunding, 5.00%, 8/01/45.	22,500,000	27,841,500
Various Purpose, 5.125%, 4/01/24	5,000	5,016
Various Purpose, 6.00%, 5/01/24	2,565,000	2,609,272
Various Purpose, 5.20%, 4/01/26	20,000	20,067
Various Purpose, 5.00%, 8/01/34	48,000,000	52,118,880
Various Purpose, 6.00%, 4/01/38	57,130,000	65,086,495
Various Purpose, 6.00%, 11/01/39	100,000,000	116,784,000
Various Purpose, 5.25%, 11/01/40	69,685,000	81,947,469
Various Purpose, AGMC Insured, 5.50%, 4/01/19	430,000	435,104
Various Purpose, AGMC Insured, 5.50%, 3/01/20	365,000	367,811
Various Purpose, AGMC Insured, Pre-Refunded, 5.00%, 6/01/32	20,000,000	20,804,000
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,716
Various Purpose, FGIC Insured, 6.00%, 8/01/19.	905,000	908,493
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,752
Various Purpose, Pre-Refunded, 5.00%, 6/01/32	26,000,000	27,057,160
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,979
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	29,482,000
Various Purpose, Refunding, 5.00%, 9/01/34	31,960,000	40,594,953
Various Purpose, Refunding, 5.00%, 9/01/35	35,000,000	44,346,050
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	63,370,046
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	29,005,500
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	18,029,007
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	101,033,550
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	53,725,769
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	30,647,000
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	12,628,500
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39.	18,000,000	20,562,300
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,534,500
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	56,826,500
Cedars-Sinai Medical Center, 5.00%, 8/15/39.	4,200,000	4,708,746
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	11,475,000
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,517,575
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,351,066
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,725,700
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	45,981,646
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	10,960,000	13,393,778
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,835,910
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,499,280
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,206,045
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	141,146

|3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue, (continued)
Rady Children’s Hospital, 5.25%, 8/15/41	$11,000,000	$12,543,850
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	24,506,400
Sutter Health, Series A, 5.00%, 8/15/38.	30,300,000	32,975,187
Sutter Health, Series A, 5.00%, 11/15/41	23,000,000	28,353,710
Sutter Health, Series A, 5.00%, 11/15/46	55,000,000	66,920,700
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	77,917,632
Sutter Health, Series A, 5.00%, 8/15/52.	76,565,000	90,876,530
California State Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%,
11/01/41	8,000,000	9,476,800
Series A, 5.00%, 10/01/41	24,255,000	30,907,904
Series A, 4.00%, 10/01/45	8,615,000	9,850,736
California State Municipal Finance Authority COP,
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/37	15,345,000	15,755,325
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46	10,555,000	10,837,241
Community Hospitals of Central California, Refunding, 5.25%, 2/01/37	21,755,000	22,223,168
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46	80,095,000	81,772,189
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	10,000,000	11,018,300
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39	13,250,000	14,499,872
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45.	13,145,000	16,315,180
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	17,215,200
Eisenhower Medical Center, Series A, 5.75%, 7/01/40.	7,000,000	7,937,650
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	27,552,017
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43.	33,895,000	38,948,744
California State Public Works Board Lease Revenue,
Various California Community College Projects, Refunding, Series A, 5.90%, 4/01/17.	2,935,000	2,946,593
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	19,849,771
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	56,905,747
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	21,150,801
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	34,087,180
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	9,992,559
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,773,100
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	114,914,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	58,896,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	47,831,200
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	17,714,550
California State University Revenue,
Systemwide, Refunding, Series A, 4.00%, 11/01/38	7,000,000	8,047,060
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	28,322,890
Systemwide, Refunding, Series A, 5.00%, 11/01/41	28,040,000	35,220,483
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	34,830,800
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	13,739,770
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	39,608,070
Systemwide, Refunding, Series A, 5.00%, 11/01/45	7,225,000	9,046,061
California Statewide CDA,
COP, The Internext Group, 5.375%, 4/01/17	400,000	401,188
COP, The Internext Group, 5.375%, 4/01/30	19,025,000	19,082,646
COP, NATL Insured, 5.00%, 4/01/18	3,015,000	3,021,301
COP, NATL Insured, 5.125%, 4/01/23	6,000,000	6,007,440

|4

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Adventist Health System West, Refunding, Series A, 5.00%, 3/01/35	$9,250,000	$11,364,643
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,514,540
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,725,000	10,218,544
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,318,256
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	21,601,895
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	64,065,680
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	22,359,200
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	40,423,750
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded,
5.00%, 10/01/37	4,000,000	4,219,440
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	2,605,000	2,613,440
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,845,276
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,345,300
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	104,440,998
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	21,082,600
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	12,155,000	14,008,638
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29 .	20,015,000	23,576,269
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	19,690,000	23,268,067
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,411,254
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,605,288
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,218,360
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	16,553,376
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	68,632,940
Sutter Health, Series C, 5.00%, 11/15/38.	23,925,000	25,788,518
California Statewide CDA Revenue COP, CHFCLP Insured Health Facilities, Unihealth, Series A,
AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25.	12,610,000	14,728,354
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.50%, 5/15/26	9,500,000	10,370,010
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/40	59,000,000	64,947,790
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.125%, 5/15/31	8,000,000	9,415,360
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.375%, 5/15/38	8,500,000	9,894,425
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A,
AGMC Insured, 5.25%, 10/01/24	275,000	275,899
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33	5,000,000	5,003,700
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,783,650
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,874,814
GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,205,000	5,325,548
Carlsbad USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19, 6.00% thereafter,
5/01/34	14,000,000	15,155,000
GO, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter,
8/01/35	33,000,000	32,099,100
Centinela Valley UHSD, GO, County of Los Angeles, Refunding, Series A, NATL Insured, 5.50%,
8/01/33	15,630,000	21,108,471
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, Pre-Refunded,
5.00%, 8/01/31.	16,580,000	16,632,559
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,797,727
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	33,102,300

|5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured,
5.00%, 4/01/32.	$4,000,000	$4,010,920
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	9,271,680
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	19,907,650
Coachella Valley USD, GO, Riverside and Imperial Counties, Election of 2005, Series E, AGMC
Insured, 4.00%, 8/01/45	11,000,000	12,408,440
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,807,700
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	12,099,226
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,767,300
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,595,011
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/29	3,710,000	3,720,499
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured,
5.00%, 9/01/34.	6,115,000	6,133,162
Corona-Norco USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	24,269,600
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,185,000	6,221,306
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,552,634
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32.	8,520,000	10,928,604
Desert Community College District GO, Riverside and Imperial Counties, Refunding, 5.00%, 8/01/37	12,210,000	15,289,118
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/34	10,355,000	12,963,010
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/37	11,965,000	14,845,693
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	12,430,500
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	10,000,000	12,472,200
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/37	16,000,000	19,896,480
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	16,941,960
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	10,226,879
Alameda and Contra Costa Counties, Subordinate, Series A, NATL Insured, Pre-Refunded,
5.00%, 6/01/37	99,545,000	103,592,500
Eastern Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%,
7/01/46	30,705,000	37,400,532
Eastern Municipal Water District Water and Wastewater Revenue, Subordinate, Refunding, Series A,
5.00%, 7/01/45.	8,260,000	10,348,541
Fairfax Elementary School District GO, Capital Appreciation, Election of 2010, Refunding, AGMC
Insured, zero cpn., 11/01/48	10,380,000	3,100,195
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,250,600
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,636,000
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	20,816,400
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	37,501,844
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	26,135,307
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	48,261,200
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	87,094,560
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	28,939,264
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,313,946
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	65,190,639
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	18,245,259
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	20,162,443
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,482,250
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,626,100

|6

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, (continued)
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	$35,310,000	$27,849,350
Refunding, Series A, 5.75%, 1/15/46	260,000,000	311,714,000
Refunding, Series A, 6.00%, 1/15/49	305,000,000	369,193,350
Refunding, Series A, 6.00%, 1/15/53	190,000,000	229,561,800
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41.	47,000,000	10,900,240
GO, Capital Appreciation, Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	8,117,200
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28.	15,000,000	10,310,250
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	5,002,150
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47.	77,500,000	79,256,150
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	30,790,250
Asset-Backed, Series A, 5.00%, 6/01/40	113,000,000	137,941,360
Asset-Backed, Series A, 5.00%, 6/01/45	68,000,000	82,216,080
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area,
Series A, 6.00%, 9/01/33.	10,000,000	11,553,200
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	23,131,000
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty,
zero cpn., 8/01/48	37,665,000	12,352,613
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%,
8/01/34	7,750,000	9,011,158
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	7,170,984
[a] Imperial Irrigation District Electric Revenue,
Refunding, Series B-1, 5.00%, 11/01/46	10,955,000	13,698,461
Refunding, Series B-2, 5.00%, 11/01/41	10,000,000	12,525,200
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	37,491,650
Irvine USD Financing Authority Special Tax,
Series A, 5.00%, 9/01/26	2,865,000	2,877,978
Series A, 5.125%, 9/01/36	10,585,000	10,625,435
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	12,325,774
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	795,000	803,276
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	11,308,933
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	5,072
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	11,551,739
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured,
zero cpn., 8/01/50	20,990,000	6,703,786
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 8.25%,
12/01/38	35,000,000	38,707,900
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	10,408,800
Series A, 5.00%, 11/15/29	17,465,000	21,921,893
Series A, 5.50%, 11/15/30	5,000,000	6,628,850
Series A, 5.00%, 11/15/35	69,800,000	89,705,564
Series A, 5.50%, 11/15/37	35,000,000	47,915,000
Los Angeles Community College District GO,
Election of 2001, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	22,521,035
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	27,253,500
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	21,802,800

|7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
[a] Los Angeles County Revenue, TRAN, 3.00%, 6/30/17	$18,000,000	$18,427,140
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20,
Series A, NATL Insured, 5.00%, 10/01/34	215,000	215,602
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	20,652,105
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	15,687,000
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	22,381,389
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	92,244,800
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	17,376,800
Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/32	10,235,000	12,734,796
Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/33	7,745,000	9,565,772
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/42	7,500,000	9,078,000
Los Angeles International Airport, Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	17,338,880
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33.	66,020,000	82,341,464
Power System, Refunding, Series A, 5.00%, 7/01/34.	53,105,000	66,045,095
Power System, Refunding, Series A, 5.00%, 7/01/35.	15,105,000	18,732,164
Power System, Refunding, Series A, 5.00%, 7/01/36.	17,795,000	22,005,297
Power System, Refunding, Series A, 5.00%, 7/01/46.	7,000,000	8,696,940
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	10,858,500
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	11,800,615
Power System, Series B, 5.00%, 7/01/43	62,000,000	75,401,300
Power System, Series D, 5.00%, 7/01/44	51,940,000	63,516,907
Power System, Series E, 5.00%, 7/01/39	13,950,000	17,327,016
Power System, Series E, 5.00%, 7/01/44	34,000,000	41,578,260
Series B, 5.00%, 7/01/37	12,000,000	15,025,920
Series B, 5.00%, 7/01/42	10,000,000	12,463,000
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	96,570,359
Water System, Refunding, Series A, 5.00%, 7/01/46	20,835,000	25,926,241
Water System, Refunding, Series B, 5.00%, 7/01/35	10,000,000	12,590,300
Water System, Refunding, Series B, 5.00%, 7/01/36	10,000,000	12,551,000
Water System, Refunding, Series B, 5.00%, 7/01/46	10,000,000	12,443,600
Water System, Series A, 5.00%, 7/01/44	50,000,000	61,144,500
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	18,713,880
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	39,449,320
Water System, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	10,225,000	10,225,000
Water System, Sub Series A-1, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	4,160,000	4,160,000
[a] Los Angeles GO, Series B, TRAN, 3.00%, 6/29/17	9,000,000	9,205,830
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	12,404,599
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29.	10,000,000	11,205,300
GO, Election of 2004, Series I, 5.00%, 1/01/34.	36,760,000	41,017,543
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,521,193
GO, Election of 2008, Series A, 4.00%, 7/01/40	17,000,000	19,289,730
GO, Election of 2008, Series A, 5.00%, 7/01/40	20,000,000	24,764,000
Los Angeles Wastewater System Revenue,
Green Bond, Refunding, Series C, 5.00%, 6/01/45	24,690,000	30,475,855
Green Bond, Series A, 5.00%, 6/01/44	9,000,000	11,117,340
Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,671,750
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,901,309
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	17,943,246

|8

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

		Principal
		Amount	Value

Municipal Bonds (continued)
California (continued)
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23		$8,500,000	$8,515,045
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28		27,500,000	27,563,800
The Metropolitan Water District of Southern California Revenue, Authorization, Series A, 5.00%,
7/01/40		16,000,000	19,959,840
Milpitas RDA Tax Allocation,
Redevelopment Project Area No. 1, NATL Insured, ETM, 5.40%, 1/15/17		1,815,000	1,862,244
Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24		11,790,000	13,730,634
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21		9,660,000	8,932,699
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23		10,815,000	9,468,316
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27		12,770,000	9,949,618
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	.	6,315,000	5,230,146
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	.	6,625,000	5,362,076
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44		29,220,000	35,698,074
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election
of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43		55,000,000	49,006,100
Mountain View Whisman School District GO, Santa Clara County, Election of 2012, Series B, 4.00%,
9/01/42		15,250,000	17,585,080
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39		25,000,000	38,210,500
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22		6,330,000	7,630,752
Murrieta Valley USD, COP, School Facility Bridge Funding Program, 5.75%, 5/01/41		12,000,000	13,899,120
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32		16,450,000	17,205,877
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22		860,000	861,539
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42		20,000,000	22,296,400
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, zero cpn., 6/01/41		36,240,000	7,786,889
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39		10,045,000	11,451,501
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29		7,225,000	8,094,095
Oceanside USD, GO, San Diego County, Refunding, 5.00%, 8/01/48		12,000,000	14,399,160
Ohlone Community College District GO,
Alameda County, Election of 2010, Series C, 4.00%, 8/01/41		15,000,000	17,178,600
Alameda County, Election of 2010, Series C, 4.00%, 8/01/45		15,000,000	17,120,850
[a] Alameda County, Refunding, 4.00%, 8/01/41		16,000,000	18,308,800
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%, 2/01/36		8,350,000	10,341,392
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28		13,740,000	18,162,494
Series B, NATL Insured, ETM, 5.00%, 8/15/34		3,305,000	4,577,326
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34		4,140,000	5,892,379
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	.	10,755,000	11,713,701
Palo Verde Community College District COP,
AMBAC Insured, 5.50%, 1/01/37		10,930,000	11,148,600
AMBAC Insured, 5.50%, 1/01/37		10,070,000	10,303,322
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39		69,410,000	70,308,165
Election of 2006, Series C, 5.00%, 8/01/44		20,000,000	24,581,200
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39		30,000,000	33,312,000
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
thereafter, 8/01/38		36,000,000	44,515,800
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40		60,000,000	69,527,400

|9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Paramount USD,
GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured, zero cpn.,
8/01/43	$32,000,000	$6,864,000
GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured, zero cpn.,
8/01/48	28,000,000	4,009,320
Peralta Community College District GO,
Alameda County, Election of 2006, Series D, 4.00%, 8/01/39	10,000,000	11,340,500
Alameda County, Refunding, Series A, 4.00%, 8/01/39	20,000,000	22,663,600
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,235,338
[a] Pittsburg USD,
GO, Contra Costa County, Refunding, 4.00%, 8/01/40	20,000,000	22,575,400
GO, Contra Costa County, Refunding, 4.00%, 8/01/44	22,000,000	24,749,780
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	12,385,742
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	34,369,652
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	29,089,550
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,395,000	1,398,864
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31.	10,180,000	13,305,158
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32.	11,215,000	14,753,669
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,696,773
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	17,102,250
Ramona USD, COP, Capital Appreciation, NATL Insured, Pre-Refunded, 5.00%, 5/01/32	16,000,000	16,578,560
Rancho Mirage Joint Powers Financing Authority Revenue,
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,528,608
Eisenhower Medical Center, Series A, 5.00%, 7/01/47.	58,450,000	60,020,551
Rancho Water District Financing Authority Revenue,
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/16	8,605,000	8,598,202
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/17	13,605,000	13,471,807
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/18	13,605,000	13,333,036
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,827,187
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	5,280,000	4,844,717
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/41	27,000,000	27,620,460
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, Pre-Refunded,
5.00%, 8/01/32.	6,930,000	7,255,294
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	14,160,000	12,469,721
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/24	13,005,000	11,129,809
Riverside County Flood Control and Water Conservation District Special Assessment,
Elsinore Valley Benefit Assessment District, Zone 3, 7.875%, 9/01/16	440,000	445,179
Elsinore Valley Benefit Assessment District, Zone 3, 7.875%, 9/01/17	475,000	514,112
Riverside County SFMR,
Capital Appreciation Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	23,109,479
Capital Appreciation Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,531,443
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	13,428,910
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,853,400

|10

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	$10,000,000	$10,861,300
Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,633,563
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	30,359,750
RNR School Financing Authority Special Tax,
CFD No. 92-1, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/36	10,090,000	10,160,327
CFD No. 92-1, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	13,411,559
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39 .	8,865,000	10,215,405
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,818,578
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	7,017,474
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	7,057,067
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,472,881
GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/16.	9,055,000	9,042,414
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	12,700,000	12,214,733
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,013
Roseville Joint UHSD, GO, Capital Appreciation, Series A, zero cpn., 8/01/17	4,385,000	4,227,710
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,934,850
Rowland USD, GO, Election of 2006, Los Angeles County, Series A, AGMC Insured, Pre-Refunded,
5.00%, 8/01/31.	17,715,000	17,771,157
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL Insured,
5.00%, 10/01/37.	8,715,000	9,130,967
Sacramento City Financing Authority Revenue,
Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/31	16,915,000	17,222,853
Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/36	5,740,000	5,844,468
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,446,200
Senior, 5.00%, 7/01/40	9,000,000	10,283,040
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,733,300
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,494,800
Sacramento County Sanitation Districts Financing Authority Revenue,
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36.	13,220,000	13,256,487
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	30,011,750
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	25,822,759
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero
cpn., 8/01/48	66,390,000	22,389,364
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,067,829
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL
Insured, 5.70%, 1/01/23	5,670,000	5,687,917
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%,
1/01/44	10,840,000	12,712,068
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	31,950,912
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,836,300
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,764,799
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	13,207,461
San Diego County Regional Transportation Commission Sales Tax Revenue,
Series A, 5.00%, 4/01/44	54,915,000	66,579,495
Series A, 5.00%, 4/01/48	20,000,000	23,978,800

|11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego County Water Authority Revenue,
Refunding, Series B, 5.00%, 5/01/35	$15,000,000	$19,039,350
Refunding, Series B, 5.00%, 5/01/36	15,000,000	18,978,150
Refunding, Series B, 5.00%, 5/01/37	15,000,000	18,917,100
Refunding, Series B, 5.00%, 5/01/38	10,000,000	12,581,000
San Diego Public Facilities Financing Authority Sewer Revenue,
Refunding, Series A, 5.00%, 5/15/28	16,265,000	21,306,987
Refunding, Series A, 5.00%, 5/15/29	10,000,000	13,057,400
Refunding, Series A, 5.00%, 5/15/31	10,000,000	12,941,300
Refunding, Series A, 5.00%, 5/15/33	10,000,000	12,805,800
Refunding, Series A, 5.00%, 5/15/35	10,000,000	12,712,900
Refunding, Series A, 5.00%, 5/15/37	12,000,000	15,169,440
Refunding, Series A, 5.00%, 5/15/39	17,000,000	21,438,020
San Diego Public Facilities Financing Authority Water Revenue,
Refunding, Series B, 5.00%, 8/01/37	11,000,000	13,870,120
Refunding, Series B, 5.00%, 8/01/38	12,555,000	15,817,919
Refunding, Series B, 5.00%, 8/01/39	7,000,000	8,819,230
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,258,944
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,644,783
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,804,726
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	104,505,000	122,613,626
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	23,324,436
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	49,232,098
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2,
zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	65,926,965
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	41,000,000	51,223,350
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	20,000,000	24,893,800
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	16,241,550
San Francisco BART District GO, Election of 2004, Series B, Pre-Refunded, 5.00%, 8/01/32	28,000,000	29,329,720
San Francisco City and County Airport Commission International Airport Revenue, Series B, 5.00%,
5/01/44	31,000,000	37,006,870
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%,
9/01/31	5,805,000	5,821,196
San Francisco City and County Public Utilities Commission Water Revenue,
Sub Series A, 5.00%, 11/01/36.	23,490,000	28,199,745
Sub Series A, 5.00%, 11/01/41.	5,800,000	6,814,594
Sub Series A, 5.00%, 11/01/43.	71,735,000	84,884,743
San Francisco City and County RDA Successor Agency Tax Allocation, Mission Bay North
Redevelopment Project, Refunding, Series A, NATL Insured, 5.00%, 8/01/41	11,000,000	13,544,630
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,714,080
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	82,476,213
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	111,209,626
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	125,700,770
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	111,854,596
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	111,971,646
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	5,097,852
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	27,273,762
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	29,221,705

|12

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
senior lien, Refunding, Series A, 5.00%, 1/15/44	$125,000,000	$145,417,500
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	498,120,600
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37.	25,500,000	26,166,825
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,939,928
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,088,118
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,774,926
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A,
AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,015,600
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,635,032
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,862,239
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,366,875
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,351,883
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,034,365
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	10,632,700
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,797,701
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,674,554
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	12,227,300
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	12,196,200
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	5,790,788
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,466,942
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	11,989,337
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	14,555,250
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	14,773,836
San Luis Obispo County Financing Authority Revenue,
Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	525,000	548,011
Nacimiento Water Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	11,975,000	12,580,696
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,399,050
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	12,726,681
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,602,750
San Ramon Valley Fire Protection District COP, XLCA Insured, Pre-Refunded, 5.00%, 8/01/36	5,655,000	5,672,926
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	14,816,821
Sanger USD, GO, Fresno County, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/27	5,000,000	5,115,800
Santa Ana Community RDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24	7,005,000	8,583,227
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28	13,500,000	16,873,515
[b] Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	2,325,000	2,338,834
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41	20,000,000	20,987,600
Santa Clara Valley Water District Revenue, Refunding, Series A, 5.00%, 6/01/41.	10,000,000	12,491,600
Santa Clarita Community College District GO,
Los Angeles County, Election of 2006, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	9,765,000	10,228,740
Los Angeles County, Refunding, 4.00%, 8/01/41.	10,000,000	11,471,700
Los Angeles County, Refunding, 4.00%, 8/01/46.	10,000,000	11,404,300

|13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

		Principal
		Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Cruz County GO, TRAN, 3.00%, 6/29/17		$20,000,000	$20,464,400
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36 .		5,000,000	5,978,750
Refunding, Series A, BAM Insured, 5.00%, 9/01/35.		20,000,000	24,452,000
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%,
8/01/37		14,230,000	15,758,871
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45		16,495,000	19,435,069
Series A, 5.00%, 2/01/50		21,050,000	24,278,859
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%,
10/01/48		15,460,000	17,132,617
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42		49,000,000	19,761,210
Semitropic Improvement District Water Storage District Revenue, second lien, Refunding, Series A,
AGMC Insured, 5.00%, 12/01/45		10,000,000	12,176,700
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36		10,775,000	13,954,379
South San Francisco USD, GO, San Mateo County, Dedicated Unlimited Ad Valorem Property Tax,
Measure J, Refunding, Series C, 4.00%, 9/01/37		33,950,000	38,508,466
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33		17,500,000	22,392,125
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission
Project, 6.125%, 7/01/18		1,135,000	1,135,000
Southern California Water Replenishment District Financing Authority Revenue, Refunding, 5.00%,
8/01/41		10,000,000	12,411,300
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41.		12,870,000	15,486,214
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44		10,000,000	12,217,000
Sulphur Springs USD,
GO, Los Angeles County, Election of 2012, Refunding, Series C, AGMC Insured, 4.00%, 9/01/46	.	14,000,000	15,725,360
GO, Los Angeles County, Election of 2012, Refunding, Series C, AGMC Insured, 4.00%, 9/01/49	.	12,425,000	13,745,902
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.625%, 8/01/47		10,000,000	11,029,700
Temecula Valley USD, GO, Riverside County, Election of 2012, Refunding, Series B, AGMC Insured,
4.00%, 8/01/45.		10,000,000	11,242,300
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43		10,000,000	11,645,800
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31		4,385,000	4,460,247
Trabuco Canyon PFA, Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19		3,245,000	3,485,941
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43		10,855,000	13,012,648
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44		10,710,000	12,640,370
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48		75,000,000	89,403,750
Series A, NATL Insured, 4.50%, 5/15/47		54,085,000	54,106,093
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40		22,990,000	28,227,812
Limited Project, Refunding, Series I, 5.00%, 5/15/50		25,420,000	30,575,176
Series AR, Refunding, 5.00%, 5/15/46		28,250,000	35,310,522
Series K, 4.00%, 5/15/46		105,000,000	118,683,600
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34		3,710,000	3,711,818
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41		34,130,000	40,190,805
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45.		62,900,000	23,796,957
[b] Vacaville PFAR, Local Agency, 8.65%, 9/02/18		1,615,000	1,617,923
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32.		7,790,000	8,159,947
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31		4,030,000	4,039,148
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19		810,000	813,985

|14

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
[a] Ventura County CA, TRAN, 2.00%, 7/01/17.	$20,000,000	$20,290,800
Victor Valley Community College District GO, Refunding, Series A, 4.00%, 8/01/39	20,130,000	22,726,569
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
8/01/34	28,350,000	32,045,422
Vista USD, GO, Election of 2002, Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	2,000,000	2,094,980
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	18,256,950
Washington Township Health Care District Revenue,
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,123,340
Series A, 5.50%, 7/01/38	11,000,000	11,841,500
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.625%, 11/01/34	11,035,000	11,438,109
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	10,580,541
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	5,000,000	6,319,050
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,998,360
Westlands Water District Revenue COP,
Series A, NATL Insured, 5.00%, 9/01/30	6,135,000	6,152,055
Series A, NATL Insured, 5.00%, 9/01/31	7,490,000	7,535,165
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/34.	18,980,000	21,454,043
Wiseburn USD, GO, Refunding, Series A, 4.00%, 5/01/41.	15,000,000	17,106,450
		13,850,402,917

U.S. Territories 3.0%
Puerto Rico 2.9%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	7,210,000	7,245,906
Asset-Backed, Refunding, 5.625%, 5/15/43	25,500,000	25,504,335
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	30,000,000	19,500,000
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	20,485,000	13,315,250
Public Improvement, Refunding, Series E, 5.50%, 7/01/31	18,980,000	12,337,000
Public Improvement, Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,661,080
Public Improvement, Series A, 5.125%, 7/01/28	10,000,000	6,500,000
Public Improvement, Series A, 5.125%, 7/01/31	68,780,000	44,707,000
Public Improvement, Series A, 6.00%, 7/01/38	10,000,000	6,525,000
Public Improvement, Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	12,495,000
Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	21,200,000
[c] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%	9,475,000	1,705,500
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	13,200,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	15,840,000
Series A, 7.00%, 7/01/33	50,000,000	33,000,000
Series WW, 5.00%, 7/01/28	12,030,000	7,939,800
Series WW, 5.25%, 7/01/33	32,250,000	21,285,000
Series XX, 5.25%, 7/01/40	14,000,000	9,240,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,704,052
Puerto Rico PBA Guaranteed Revenue,
Government Facilities, Refunding, Series D, 5.375%, 7/01/33.	26,510,000	15,607,763
Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	22,449,807
Government Facilities, Refunding, Series N, 5.00%, 7/01/37	10,925,000	6,350,156
Government Facilities, Series S, 6.00%, 7/01/41.	32,840,000	19,704,000

|15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
[c] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31.	$21,000,000	$2,572,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	80,000,000	34,601,600
first subordinate, Series A, 5.75%, 8/01/37.	10,000,000	4,462,500
first subordinate, Series A, 5.375%, 8/01/39.	10,000,000	4,400,000
first subordinate, Series A, 5.50%, 8/01/42.	10,000,000	4,425,000
first subordinate, Series A, 6.00%, 8/01/42.	8,000,000	3,600,000
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	22,125,000
Series A, 5.25%, 8/01/57	10,000,000	7,050,000
		447,253,249
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,
10/01/37	10,000,000	11,435,200
Total U.S. Territories		458,688,449
Total Municipal Bonds before Short Term Investments
(Cost $12,454,009,992)		14,309,091,366

Short Term Investments 2.9%
Municipal Bonds 2.9%
California 2.9%
[d] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project,
Series A, Weekly VRDN and Put, 0.43%, 7/01/33.	3,700,000	3,700,000
[d] California PCFA,
PCR, Exxon Mobil Project, Refunding, Daily VRDN and Put, 0.31%, 4/01/17	18,800,000	18,800,000
PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.42%, 11/01/26	7,500,000	7,500,000
[d] California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.39%, 10/01/17	7,900,000	7,900,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.40%,
10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.42%, 10/01/36	19,350,000	19,350,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.39%, 10/01/22	7,500,000	7,500,000
[d] California State GO, Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put,
0.39%, 5/01/40.	2,900,000	2,900,000
[d] California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Refunding, Series C, Weekly VRDN and Put, 0.39%,
11/01/38	5,800,000	5,800,000
Children’s Hospital of Orange County, Series D, Weekly VRDN and Put, 0.39%, 11/01/34	6,000,000	6,000,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.40%, 3/01/47	9,825,000	9,825,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.39%, 3/01/47	13,000,000	13,000,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.44%, 7/01/41	25,075,000	25,075,000
[d] California State HFAR,
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.43%, 4/01/43	6,325,000	6,325,000
MFH III, Series A, Weekly VRDN and Put, 0.41%, 8/01/40	2,845,000	2,845,000
[d] California State Municipal Finance Authority Revenue,
Chevron USA Inc. Project, Recovery Zone Bonds, Series A, Daily VRDN and Put, 0.35%,
11/01/35	5,500,000	5,500,000
Chevron USA Inc. Project, Recovery Zone Bonds, Series B, Daily VRDN and Put, 0.34%,
11/01/35	21,700,000	21,700,000
[d] Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN
and Put, 0.39%, 7/01/37	20,765,000	20,765,000

|16

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[d] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1,
Weekly VRDN and Put, 0.39%, 6/01/38.	$10,950,000	$10,950,000
[d] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, Daily VRDN and Put, 0.39%, 9/02/22	3,219,000	3,219,000
Limited Obligation Improvement, AD No. 97-16, Daily VRDN and Put, 0.39%, 9/02/22	6,300,000	6,300,000
[d] Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.31%, 10/01/41	24,940,000	24,940,000
[d] Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.43%, 12/01/32	7,300,000	7,300,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.39%, 4/15/28	10,600,000	10,600,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.39%,
4/15/28	7,425,000	7,425,000
[d] Los Angeles County MFMR, Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly
VRDN and Put, 0.45%, 4/01/31	12,325,000	12,325,000
[d] Los Angeles Department of Water and Power Revenue,
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.38%, 7/01/34	8,700,000	8,700,000
Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.39%, 7/01/35	8,100,000	8,100,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.31%, 7/01/35	12,300,000	12,300,000
[d] The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series B-3, Daily VRDN and Put, 0.36%, 7/01/35	6,000,000	6,000,000
Refunding, Series D, Weekly VRDN and Put, 0.38%, 7/01/35	15,900,000	15,900,000
[d] Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.43%, 3/01/49	7,425,000	7,425,000
[d] Orange County Apartment Development Revenue, Park Ridge Villas, Issue 1, Refunding, FNMA
Insured, Weekly VRDN and Put, 0.39%, 11/15/28	9,100,000	9,100,000
[d] Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.42%,
8/15/28	20,500,000	20,500,000
[d] San Diego County Regional Transportation Commission Sales Tax Revenue,
Limited Tax, Refunding, Series A, Weekly VRDN and Put, 0.39%, 4/01/38	5,000,000	5,000,000
Refunding, Series D, Weekly VRDN and Put, 0.39%, 4/01/38	18,205,000	18,205,000
[d] San Francisco City and County Finance Corp. Revenue, Moscone Center, Refunding, Series 1, Weekly
VRDN and Put, 0.39%, 4/01/30	2,690,000	2,690,000
[d] Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement
Project, Series B, Weekly VRDN and Put, 0.42%, 11/15/25	16,500,000	16,500,000
[d] Santa Clara Valley Transportation Authority Sales Tax Revenue,
Refunding, Series A, Weekly VRDN and Put, 0.38%, 6/01/26	11,920,000	11,920,000
Refunding, Series C, Weekly VRDN and Put, 0.43%, 6/01/26.	6,490,000	6,490,000

|17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[d] University of California Revenue,
General, Refunding, Series A, Weekly VRDN and Put, 0.40%, 5/15/48	$8,000,000	$8,000,000
General, Series AL-1, Weekly VRDN and Put, 0.38%, 5/15/48	11,800,000	11,800,000
Regents, General, Refunding, Series AL-3, Weekly VRDN and Put, 0.40%, 5/15/48	5,000,000	5,000,000
Total Short Term Investments (Cost $442,274,000)		442,274,000
Total Investments (Cost $12,896,283,992) 97.5%		14,751,365,366
Other Assets, less Liabilities 2.5%		374,573,754
Net Assets 100.0%		$15,125,939,120

aSecurity purchased on a when-issued basis.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2016, the aggregate value of these securities was $3,956,757, representing less than 0.1% of net assets.
cDefaulted security or security for which income has been deemed uncollectible.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|18

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,904,911,921

Unrealized appreciation	$2,110,618,212
Unrealized depreciation	(264,164,767)
Net unrealized appreciation (depreciation)	$1,846,453,445

|19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S.territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S.territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. UPCOMING REORGANIZATION

On May 17, 2016, the Board for Franklin Tax-Free Trust approved a proposal to reorganize Franklin California Insured Tax-Free Income Fund with and into the Fund, subject to approval by the shareholders of Franklin California Insured Tax-Free Income Fund.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statement of Investments.

|20

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	ID	Improvement District
ABAG	The Association of Bay Area Governments	IDR	Industrial Development Revenue
AD	Assessment District	MF	Multi-Family
AGMC	Assured Guaranty Municipal Corp.	MFH	Multi-Family Housing
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	MFMR	Multi-Family Mortgage Revenue
BART	Bay Area Rapid Transit	MUD	Municipal Utility District
BHAC	Berkshire Hathaway Assurance Corp.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	NATL RE	National Public Financial Guarantee Corp. Reinsured
CFD	Community Facilities District	PBA	Public Building Authority
CHFCLP	California Health Facilities Construction Loan Program	PCFA	Pollution Control Financing Authority
COP	Certificate of Participation	PCR	Pollution Control Revenue
CRDA	Community Redevelopment Authority/Agency	PFA	Public Financing Authority
ETM	Escrow to Maturity	PFAR	Public Financing Authority Revenue
FGIC	Financial Guaranty Insurance Co.	RDA	Redevelopment Agency/Authority
FHA	Federal Housing Authority/Agency	RMR	Residential Mortgage Revenue
FHLMC	Federal Home Loan Mortgage Corp.	SFMR	Single Family Mortgage Revenue
FICO	Financing Corp.	TRAN	Tax and Revenue Anticipation Note
FNMA	Federal National Mortgage Association	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance
HFAR	Housing Finance Authority Revenue

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|21

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  August 25, 2016